Offerings	Oct. 14, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Series C-2 Preferred
Amount Registered | shares	7,574,801
Proposed Maximum Offering Price per Unit | $ / shares	0.7688
Maximum Aggregate Offering Price	$ 5,823,507
Fee Rate	0.01381%
Amount of Registration Fee	$ 804.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on October 13, 2025 as reported in the Nasdaq Stock Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.0001 par value underlying the Inducement Warrants
Amount Registered | shares	770,973
Proposed Maximum Offering Price per Unit | $ / shares	0.7688
Maximum Aggregate Offering Price	$ 592,724
Fee Rate	0.01381%
Amount of Registration Fee	$ 81.86
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on October 13, 2025 as reported in the Nasdaq Stock Market.